FINANCIAL INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2014
FINANCIAL INCOME, NET [Abstract]
Schedule of Financial Income, Net
	Year ended December 31,
	2014	2013	2012
Income:

Interest income (*)	$1,326	$1,842	$2,373
Foreign currency translation adjustments, net	--	207	39
Realized gain related to sale of marketable securities	79	13	35

Total income	1,405	2,062	2,447

Expenses:

Interest and bank charges	(24)	(14)	(15)
Foreign currency translation adjustments, net	(12)	--	--

Total expenses	(36)	(14)	(15)

Financial income, net	$1,369	$2,048	$2,432

(*)	Including amortization of premium and accretion of discount, on available-for-sale marketable securities, net.